Note 33 - Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
33	Financial Instruments and risk management

The Group has exposure to the following risks from its use of financial instruments:

●	Credit risk;
●	Liquidity risk;
●	Currency risk;
●	Interest rate risk; and
●	Market risk

This note present information about the Group’s exposure to each of the above risks and the Group’s objectives, policies and processes for measuring and managing risk. Further quantitative disclosures are included throughout these consolidated financial statements. The Group is exposed in varying degrees to a variety of financial instrument related risks by virtue of its activities. The overall financial risk management program focuses on the preservation of capital and protecting current and future Group assets and cash flows by reducing exposure to risks posed by the uncertainties and volatilities of financial markets.

The Board of Directors has the responsibility to ensure that an adequate financial risk management policy is established and to approve the policy. The Group’s Audit Committee oversees management’s compliance with the Group’s financial risk management policy.

Gold price hedges were entered into to manage the possible effect of gold price fluctuations. The derivative financial instrument was entered into by the Company for economic hedging purposes and not as a speculative investment. The fair value of the Group’s financial instruments approximates their carrying value due to the short period to maturity.

The types of risk exposure and the way in which such exposures are managed are described below:

(a)	Credit risk

Exposure to credit risk

Credit risk includes the risk of a financial loss to the Group if a gold sales customer fails to meet its contractual obligation. Gold sales were made to Fidelity in Zimbabwe during the year.

The carrying amount of financial assets as disclosed in the statements of financial position and related notes represents the maximum credit exposure. The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was:

Carrying amount	2021	2020

Zimbabwe	4,753	1,581
Jersey, Channel Islands	–	1,100
Other regions	23	3
	4,776	2,684

The maximum exposure to credit risk for cash and cash equivalents at the reporting date by geographic region was:

	2021	2020

Zimbabwe	3,470	5,116
Jersey, Channel Islands	13,045	11,244
Other regions	637	2,732
	17,152	19,092

(b)	Liquidity risk

Liquidity risk is the risk that will not enable the Group to meet its financial obligations as they fall due. The Group manages its liquidity risk by ensuring sufficient cash availability to meet its likely cash requirements, after taking into account cash flows from operations and the Group’s holdings of cash and cash equivalents. The Group believes that these sources will be sufficient to cover the anticipated cash requirements. Senior management is also actively involved in the reviewing and approving of planned expenditures by regularly monitoring cash flows from operations and anticipated investing and financing activities.

The following are the contractual maturities of financial liabilities, including contractual interest payments and excluding the impact of netting agreements.

Non-derivative financial liabilities

December 31, 2021	Carrying amount	12 months or less

Trade and other payables	4,400	4,400
Term loan facility	-	-
	4,400	4,400

December 31, 2020	Carrying amount	12 months or less

Trade and other payables	4,622	4,622
Term loan facility	408	408
	5,030	5,030

(c)	Currency risk

The Group is exposed to currency risk on inter-company sales and purchases that are denominated in a currency other than the respective functional currencies of Group entities. The Group does not use financial instruments to hedge its exposure to currency risk. To reduce exposure to currency transaction risk, the Group regularly reviews the currency (i.e. RTGS$ or Foreign currency) in which it spends its cash to identify and avoid specific expenditures in currencies that experience inflationary pressures. The Group aims to maintain cash and cash equivalents in US Dollars to manage foreign exchange exposure. In 2020 the Group invested in a Gold ETF to avoid fluctuations in South African Rand (refer to note 14.1) where cash spend is held in anticipation of South African Rand based expenses. Management consider the need for any financial instrument on a forward going basis to hedge risk.

The fluctuation of the US Dollar in relation to other currencies that entities within the Group may transact in will consequently have an effect upon the profitability of the Group and may also effect the value of the Group’s assets and liabilities. As noted below, the Group has certain financial assets and liabilities denominated in currencies other than the functional currency of the Company. To reduce exposure to currency transaction risk, the Group regularly reviews the currency in which it spends its cash to identify and avoid specific expenditures in currencies that experience inflationary pressures. The Group invested in a Gold ETF to avoid fluctuations in South African Rands. Further, the Group aims to maintain cash and cash equivalents in US Dollar to avoid foreign exchange exposure and to meet short‐term liquidity requirements.

Sensitivity analysis

As a result of the Group’s monetary assets and liabilities denominated in foreign currencies which is different to the functional currency of the underlying entities, the profit or loss and equity in the underlying entities could be affected by movements between the functional currency and the foreign currency. The table below indicates consolidated monetary assets/(liabilities) in the Group that have a different functional currency and foreign currency.

	2021		2020
	$'000		$'000
	Functional currency		Functional currency
	ZAR		ZAR

Cash and cash equivalents	59	259	59	1,959
Trade and other receivables	-	2,293	-	249
Trade and other payables	-	(166)	-	(174)
Term loan	-	-	-	408
Overdraft	-	(887)	-	-
	59	1,499	59	2,442

A reasonably possible strengthening or weakening of 5% of the various functional currencies against the foreign currencies would have the following equal or opposite effect on profit or loss and equity for the Group:

	2021		2020
	$'000		$'000
	Functional currency		Functional currency
	ZAR		ZAR

Cash and cash equivalents	3	40	3	103
Trade and other receivables	-	109	-	12
Trade and other payables	-	(8)	-	(8)
Term loan	-	-	-	19
Overdraft	-	(42)	-	-
	3	99	3	126

(d)	Interest rate risk

The Group's interest rate risk arises from Loans and borrowings, overdraft facility and cash held. The Loans and borrowings, overdraft facility and cash held have variable interest rates. Variable rates expose the Group to cash flow interest rate risk. The Group has not entered into interest rate swap agreements and mitigates the interest rate risk by remaining in a positive consolidated net cash position.

The Group’s assets and liabilities exposed to interest rate fluctuations as at year end is summarised as follows:

	2021	2020

Cash and cash equivalents	17,152	19,092
Term loan	–	(408)
Overdraft	887	–

Interest rate risk arising from borrowings is offset by interest from available cash and cash equivalents. The table below summarises the effect of a change in finance cost on the Group’s profit or loss and equity, had the rates charged differed.

Sensitivity analysis - Cash and cash equivalents	2021	2020

Increase by 100 basis points	172	191
Decrease by 100 basis points	(172)	(191)

Sensitivity analysis - Term loan

Increase by 100 basis points	-	4
Decrease by 100 basis points	-	(4)

Sensitivity analysis - Overdraft

Increase by 100 basis points	9	-
Decrease by 100 basis points	(9)	-

(e)	Market risk

Market risk is the risk that changes in the gold price will affect the Group’s consolidated statements of financial position and statements of profit or loss and other comprehensive income. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising the return.

The Group regularly monitors its market risk and evaluates the options available. Post year end management entered into a cap and collar hedge to hedge its exposure to the gold price, refer to note 41.1 and on December 13, 2021 into a call option (refer to note 14.2).

Sensitivity analysis

A reasonably possible strengthening (weakening) of the gold price will have an impact on the revenue of the Group and the fair value of the gold loan and call option at December 31, 2021. This would have affected the measurement of financial instruments by the amounts as indicated below. This analysis assumes that all other variables remain constant.

As at December 31, 2021 an increase or decrease of 5% of the gold price would have the following equal or opposite effect on the:

Consolidated statement of financial position:

	Increase	Decrease
Derivative financial liabilities - Gold loan	143	(143)
Derivative financial liabilities - Call option	11	(11)
	154	(154)

Consolidated statement of profit or loss and other comprehensive income:

	Increase	Decrease
Fair value loss on derivative financial instruments - Gold loan	143	(143)
Fair value loss on derivative financial instruments - Call option	11	(11)
	154	(154)

The Group’s revenues had full exposure to the gold price up to December 13, 2021 when the Gold call option agreement was concluded (refer note 14.2).